Reconciliation for Level 3 Japanese Pension Plan Assets (Detail) (Japanese plans, JPY ¥) In Millions	12 Months Ended					12 Months Ended
	Mar. 31, 2011 Level 3	Mar. 31, 2010 Level 3	Mar. 31, 2011 Level 3 Pooled Funds Hedge funds	Mar. 31, 2010 Level 3 Pooled Funds Hedge funds	Mar. 31, 2011 Level 3 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2011 Level 3 Equity securities	Mar. 31, 2010 Level 3 Equity securities	Mar. 31, 2011 Level 3 Corporate bonds	Mar. 31, 2010 Level 3 Corporate bonds	Mar. 31, 2011 Level 3 Government, agency and local bonds	Mar. 31, 2010 Level 3 Government, agency and local bonds	Mar. 31, 2011 Level 3 Commingled and Other Mutual Funds	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Pooled Funds Hedge funds	Mar. 31, 2010 Pooled Funds Hedge funds	Mar. 31, 2011 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2010 Pooled Funds Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	¥ 29,086	¥ 74,410	¥ 28,444	¥ 72,660	¥ 686	¥ 139	¥ 114	¥ 229	¥ 332	¥ 274	¥ 1,304		¥ 748,345	¥ 694,738	¥ 578,832	¥ 55,464	¥ 28,444	¥ 159,855	¥ 160,985
Actual return on plan assets:
Relating to assets still held at the reporting date	(332)	1,896	(276)	1,805		(56)	15		69		7
Relating to assets sold during the period	(121)	685	(133)	285		(7)	16	19	25		359
Purchases, sales and settlements, net	29,336	(48,110)	27,429	(46,306)		290	(6)	931	(402)		(1,396)	686
Transfers in and/or out of Level 3	(537)	205				(106)		(157)	205	(274)
Balance at end of year	¥ 57,432	¥ 29,086	¥ 55,464	¥ 28,444	¥ 686	¥ 260	¥ 139	¥ 1,022	¥ 229		¥ 274	¥ 686	¥ 748,345	¥ 694,738	¥ 578,832	¥ 55,464	¥ 28,444	¥ 159,855	¥ 160,985